INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS.
Schedule of intangible assets, net of amortization

	As of December 31, 2023			As of December 31, 2024
	Gross	Less: accumulated	Net	Gross	Less: accumulated	Net	Weighted-average
	carrying	amortization and	carrying	carrying	amortization and	carrying	remaining
	amount	impairment	amount	amount	impairment	amount	useful life
							(in years)
Technologies and licenses	5.7	(2.7)	3.0	6.4	(3.7)	2.7	1.6
Assets not yet in use	1.2	—	1.2	2.2	—	2.2
Total intangible assets	6.9	(2.7)	4.2	8.6	(3.7)	4.9

Schedule of estimated amortization expense over the next five years and thereafter for intangible assets

Other
intangible
assets

2025	1.9
2026	0.6
2027	0.2
Thereafter	—
Total	2.7